Note 7 LCR main LMU (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LCR main LMU [Line Items]
Average LCR main LMU	143.00%	134.00%	149.00%
BBVA SA [Member]
LCR main LMU [Line Items]
Average LCR main LMU	162.00%	156.00%	178.00%
BBVA Mexico [Member]
LCR main LMU [Line Items]
Average LCR main LMU	161.00%	146.00%	192.00%
Garanti BBVA group [Member]
LCR main LMU [Line Items]
Average LCR main LMU	159.00%	141.00%	212.00%